NOTES PAYABLE (Note payable - Richard Steel) (Details) - Senior Subordinated Notes [Member] - Steel Media [Member] - USD ($)	Oct. 30, 2014	Oct. 29, 2015	Aug. 31, 2015
Debt Instrument [Line Items]
Notes term	1 year
Notes issued	$ 2,500,000
Interest rate (as a percent)	5.00%
Notice period for prepayment of debt	5 days
Notes repaid		$ 2,258,263	$ 241,737
Accrued interest		$ 122,861
Common Class A [Member]
Debt Instrument [Line Items]
Escrow shares	2,386,863